Stockholders' equity - Summary of Dividends (Detail) ¥ / shares in Units, ¥ in Millions	12 Months Ended
Mar. 31, 2022 JPY (¥) ¥ / shares
Disclosure Of Dividends [Line Items]
Type of shares	Common stock
Total amount of dividends | ¥	¥ 43,295
Source of dividends	Retained earnings
Dividends per share | ¥ / shares	¥ 35
Record date	Mar. 31, 2022
Effective date	Jun. 03, 2022